Segment Informations (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Operating revenues	R$ 154,971	R$ 142,279	R$ 126,374
Interest margin	97,712	87,023	75,209
Commissions and Banking Fees	45,731	44,566	42,324
Income related to insurance and private pension operations before claim and selling expenses	6,613	5,407	5,354
Other revenues	4,915	5,283	3,487
Cost of Credit	(30,445)	(27,737)	(12,779)
Claims		(1,549)	(1,600)
Operating margin	124,526	114,542	111,995
Other operating income (expenses)	(84,826)	(77,848)	(69,764)
Non-interest expenses	(75,759)	(68,930)	(62,549)
Tax expenses for ISS, PIS and COFINS and Other	(9,987)	(9,590)	(8,379)
Share of profit or (loss) in associates and joint ventures	920	672	1,164
Income before income tax and social contribution	39,700	36,694	42,231
Income tax and social contribution	(5,823)	(6,452)	(13,847)
Non-controlling interest in subsidiaries	(772)	(1,035)	(1,624)
Net income	33,105	29,207	26,760
Total assets	2,543,100	2,321,066	2,069,206
Total liabilities	2,344,050	2,143,959	1,904,730
Investments in associates and joint ventures	9,293	7,443	6,121
Fixed assets, net	9,135	7,767	6,963
Goodwill and Intangible assets, net	23,364	23,114	21,110
Claims		1,549	1,600
Retail Banking [Member]
IfrsStatementLineItems [Line Items]
Operating revenues	96,595	90,509	75,443
Interest margin	59,099	54,881	43,042
Commissions and Banking Fees	28,016	26,787	25,169
Income related to insurance and private pension operations before claim and selling expenses	9,480	8,841	7,232
Cost of Credit	(32,139)	(29,908)	(18,278)
Claims	(1,487)	(1,538)	(1,591)
Operating margin	62,969	59,063	55,574
Other operating income (expenses)	(45,560)	(43,512)	(40,116)
Non-interest expenses	(39,085)	(37,302)	(35,031)
Tax expenses for ISS, PIS and COFINS and Other	(6,475)	(6,210)	(5,085)
Income before income tax and social contribution	17,409	15,551	15,458
Income tax and social contribution	(4,232)	(4,594)	(5,593)
Non-controlling interest in subsidiaries	(78)	45	(330)
Net income	13,099	11,002	9,535
Total assets	1,677,189	1,524,983	1,311,330
Total liabilities	1,610,852	1,455,227	1,252,211
Investments in associates and joint ventures	2,156	2,114	2,008
Fixed assets, net	7,333	5,781	5,420
Goodwill and Intangible assets, net	9,419	8,660	8,371
Claims	1,487	1,538	1,591
Wholesale Business [member]
IfrsStatementLineItems [Line Items]
Operating revenues	54,631	49,229	38,228
Interest margin	39,980	34,701	24,005
Commissions and Banking Fees	14,274	14,143	13,817
Income related to insurance and private pension operations before claim and selling expenses	377	385	406
Cost of Credit	(4,803)	(2,392)	(1,956)
Claims	(22)	(11)	(9)
Operating margin	49,806	46,826	36,263
Other operating income (expenses)	(20,373)	(19,482)	(17,743)
Non-interest expenses	(17,722)	(17,019)	(15,699)
Tax expenses for ISS, PIS and COFINS and Other	(2,651)	(2,463)	(2,044)
Income before income tax and social contribution	29,433	27,344	18,520
Income tax and social contribution	(9,022)	(9,076)	(6,799)
Non-controlling interest in subsidiaries	(655)	(825)	(591)
Net income	19,756	17,443	11,130
Total assets	1,228,153	1,175,209	1,013,836
Total liabilities	1,150,141	1,102,834	945,311
Fixed assets, net	1,690	1,282	997
Goodwill and Intangible assets, net	8,338	9,062	9,557
Claims	22	11	9
Market And Corporation [Member]
IfrsStatementLineItems [Line Items]
Operating revenues	5,572	2,983	11,930
Interest margin	5,019	2,979	11,099
Commissions and Banking Fees	309	177	884
Income related to insurance and private pension operations before claim and selling expenses	244	(173)	(53)
Operating margin	5,572	2,983	11,930
Other operating income (expenses)	(1,864)	(374)	(1,055)
Non-interest expenses	(1,360)	(312)	(478)
Tax expenses for ISS, PIS and COFINS and Other	(504)	(62)	(577)
Income before income tax and social contribution	3,708	2,609	10,875
Income tax and social contribution	(935)	(14)	(3,997)
Non-controlling interest in subsidiaries	(10)	(254)	(664)
Net income	2,763	2,341	6,214
Total assets	195,290	171,983	133,123
Total liabilities	150,705	144,379	105,190
Investments in associates and joint ventures	5,946	4,798	4,338
Ita Unibanco SA [Member]
IfrsStatementLineItems [Line Items]
Operating revenues	156,798	142,721	125,601
Interest margin	104,098	92,561	78,146
Commissions and Banking Fees	42,599	41,107	39,870
Income related to insurance and private pension operations before claim and selling expenses	10,101	9,053	7,585
Cost of Credit	(36,942)	(32,300)	(20,234)
Claims	(1,509)		(1,600)
Operating margin	118,347	108,872	103,767
Other operating income (expenses)	(67,797)	(63,368)	(58,914)
Non-interest expenses	(58,167)	(54,633)	(51,208)
Tax expenses for ISS, PIS and COFINS and Other	(9,630)	(8,735)	(7,706)
Income before income tax and social contribution	50,550	45,504	44,853
Income tax and social contribution	(14,189)	(13,684)	(16,389)
Non-controlling interest in subsidiaries	(743)	(1,034)	(1,585)
Net income	35,618	30,786	26,879
Total assets	2,696,522	2,469,958	2,166,019
Total liabilities	2,507,587	2,300,224	2,010,442
Investments in associates and joint ventures	8,102	6,912	6,346
Fixed assets, net	9,023	7,063	6,417
Goodwill and Intangible assets, net	17,757	17,722	17,928
Claims	1,509		1,600
Adjustments [Member]
IfrsStatementLineItems [Line Items]
Operating revenues	(1,827)	(442)	773
Interest margin	(6,386)	(5,538)	(2,937)
Commissions and Banking Fees	3,132	3,459	2,454
Income related to insurance and private pension operations before claim and selling expenses	(3,488)	(3,646)	(2,231)
Other revenues	4,915	5,283	3,487
Cost of Credit	6,497	4,563	7,455
Claims	1,509	(1,549)
Operating margin	6,179	5,670	8,228
Other operating income (expenses)	(17,029)	(14,480)	(10,850)
Non-interest expenses	(17,592)	(14,297)	(11,341)
Tax expenses for ISS, PIS and COFINS and Other	(357)	(855)	(673)
Share of profit or (loss) in associates and joint ventures	920	672	1,164
Income before income tax and social contribution	(10,850)	(8,810)	(2,622)
Income tax and social contribution	8,366	7,232	2,542
Non-controlling interest in subsidiaries	(29)	(1)	(39)
Net income	(2,513)	(1,579)	(119)
Total assets	(153,422)	(148,892)	(96,813)
Total liabilities	(163,537)	(156,265)	(105,712)
Investments in associates and joint ventures	1,191	531	(225)
Fixed assets, net	112	704	546
Goodwill and Intangible assets, net	5,607	5,392	R$ 3,182
Claims	R$ (1,509)	R$ 1,549